Construction Contracts - Details of In-Progress Construction Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of construction contract [Abstract]
Aggregate amount of costs incurred	₩ 21,404,321	₩ 22,012,241
Add: Recognized profits	1,524,208	1,429,555
Less: Recognized losses	(718,593)	(1,139,165)
Cumulative construction revenue	22,209,936	22,302,631
Less: Progress billing	(22,265,891)	(22,483,968)
Others	994	9,961
Construction contract in progress	₩ (54,961)	₩ (171,376)